Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures
U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).
An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value.
In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values.  While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
 Securities Available for Sale.  Securities classified as available for sale are reported at fair value utilizing quoted market prices on nationally recognized exchanges (Level 1) or by using Level 2 inputs.  For Level 2 securities, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information and the security’s terms and conditions, among other things.
Impaired loans.  Impaired loans are those which the Company has measured and recognized impairment, generally based on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third party appraisals of the collateral or discounted cash flows based on the expected proceeds.  These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.  The fair value consists of the loan balances less specific valuation allowances.
Other Real Estate Owned.  Foreclosed properties are adjusted to fair value less estimated selling costs at the time of foreclosure in preparation for transfer from portfolio loans to other real estate owned (“OREO”), thereby establishing a new accounting basis.  The Company subsequently adjusts the fair value of the OREO, utilizing Level 3 inputs on a non-recurring basis to reflect partial write-downs based on the observable market price, current appraised value of the asset or other estimates of fair value. The fair value of other real estate owned is determined using appraisals, which may be discounted based on management’s review and changes in market conditions.
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
March 31, 2017:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$—	$3,505	$—	$3,505
Residential collateralized mortgage obligations- GSE	—	24,473	—	24,473
Residential mortgage backed securities – GSE	—	28,306	—	28,306
Obligations of state and political subdivisions	—	21,395	—	21,395
Trust preferred debt securities – single issuer	—	2,267	—	2,267
Corporate debt securities	19,829	5,010	—	24,839
Other debt securities	—	780	—	780
Total	$19,829	$85,736	$—	$105,565

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016:
Securities available for sale:
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$—	$3,479	$—	$3,479
Residential collateralized mortgage obligations- GSE	—	22,560	—	22,560
Residential mortgage backed securities – GSE	—	31,476	—	31,476
Obligations of state and political subdivisions	—	21,400	—	21,400
Trust preferred debt securities – single issuer	—	2,272	—	2,272
Corporate debt securities	12,826	8,942	—	21,768
Other debt securities	—	839	—	839
Total	$12,826	$90,968	$—	$103,794

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  Assets and liabilities measured at fair value on a nonrecurring basis, where there was evidence of impairment, at March 31, 2017 and December 31, 2016 were as follows:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
March 31, 2017:
Impaired loans	$—	$—	$8,463	$8,463

December 31, 2016:
Impaired loans	$—	$—	$4,130	$4,130

Impaired loans measured at fair value and included in the above table at March 31, 2017 consisted of nine loans having an aggregate recorded investment of $9.1 million and specific loan loss allowances of $674,000.  Impaired loans measured at fair value and included in the above table at December 31, 2016 consisted of nine loans having an aggregate balance of $4.4 million with a specific loan loss allowance of $255,000.

The following table presents additional qualitative information about assets measured at fair value on a nonrecurring basis, where there was evidence of impairment, and for which the Company has utilized Level 3 inputs to determine fair value:

Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
March 31, 2017
Impaired loans	$8,463	Appraisal of collateral (1)	Appraisal adjustments (2)	24% - 83% (47.3%)
December 31, 2016
Impaired loans	$4,130	Appraisal of collateral (1)	Appraisal adjustments (2)	3%-100% (29.1%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable.

(2)	Includes qualitative adjustments by management and estimated liquidation expenses.
The following is a summary of fair value versus carrying value of all of the Company’s financial instruments.  For the Company and the Bank, as with most financial institutions, the bulk of their assets and liabilities are considered financial instruments.  Many of the financial instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.  Therefore, significant estimations and present value calculations were used for the purpose of this note.  Changes in assumptions could significantly affect these estimates.
Estimated fair values have been determined by using the best available data and an estimation methodology suitable for each category of financial instruments as follows:
Cash and Cash Equivalents, Accrued Interest Receivable and Accrued Interest Payable (Carried at Cost). The carrying amounts reported in the balance sheet for cash and cash equivalents, accrued interest receivable and accrued interest payable approximate fair value.
Securities Held to Maturity (Carried at Amortized Cost). The fair values of securities held to maturity are determined in the same manner as for securities available for sale.
Loans Held For Sale (Carried at Lower of Aggregated Cost or Fair Value). The fair values of loans held for sale are determined, when possible, using quoted secondary market prices. If no such quoted market prices exist, fair values are determined using quoted prices for similar loans, adjusted for the specific attributes of the loans.
Gross Loans Receivable (Carried at Cost). The fair values of loans, excluding impaired loans subject to specific loss reserves, are estimated using discounted cash flow analyses that use market rates as of the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that re-price frequently and with no significant change in credit risk, fair values are based on carrying values.
SBA servicing asset. Servicing assets do not trade in an active market with readily observable prices. The Company estimates the fair value of an SBA servicing asset using a discounted cash flow model, which incorporates assumptions based on observable discount rates and prepayment speeds.
Interest rate lock derivatives. Interest rate lock commitments do not trade in active markets with readily observable prices. The fair value of an interest rate lock commitment is estimated based upon the forward sales price that is obtained in the best efforts commitment at the time the borrower locks in the interest rate on the loan and the probability that the locked rate commitment will close.
Federal Home Loan Bank Stock. FHLB stock is carried at cost. The carrying value approximates fair value based upon the redemption price provision of the FHLB stock.
Deposit Liabilities (Carried at Cost). The fair values disclosed for demand deposits (e.g., interest and non-interest demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates of deposit to a schedule of aggregated expected monthly maturities on time deposits.
Borrowings and Subordinated Debt (Carried at Cost). The carrying amounts of short-term borrowings approximate their fair values. The fair values of long-term FHLB advances are estimated using discounted cash flow analysis, based on quoted or estimated interest rates for new borrowings with similar credit risk characteristics, terms and remaining maturity. For subordinated debt, which reprices quarterly, the fair value is based on inputs that are observable either directly or indirectly for similar debt obligations.
The estimated fair values and carrying amounts of financial assets and liabilities as of March 31, 2017 and December 31, 2016 were as follows:

March 31, 2017
(Dollars in thousands)	Carrying	Level 1	Level 2	Level 3	Fair
	Value	Inputs	Inputs	Inputs	Value
Cash and cash equivalents	$47,914	$47,914	$—	$—	$47,914
Securities available for sale	105,565	19,829	85,736	—	105,565
Securities held to maturity	125,940	—	127,845	—	127,845
Loans held for sale	3,360	—	3,455	—	3,455
Loans, net	668,861	—	—	666,634	666,634
SBA servicing asset	661	—	882	—	882
Interest rate lock derivative	149	—	149	—	149
Accrued interest receivable	2,789	—	2,789	—	2,789
FHLB stock	1,060	—	1,060	—	1,060
Deposits	(868,820)	—	(868,259)	—	(868,259)
Borrowings	(10,000)	—	(10,094)	—	(10,094)
Redeemable subordinated debentures	(18,557)	—	(12,080)	—	(12,080)
Accrued interest payable	(832)	—	(832)	—	(832)

December 31, 2016
(Dollars in thousands)	Carrying	Level 1	Level 2	Level 3	Fair
	Value	Inputs	Inputs	Inputs	Value
Cash and cash equivalents	$14,886	$14,886	$—	$—	$14,886
Securities available for sale	103,794	12,826	90,968	—	103,794
Securities held to maturity	126,810	—	128,559	—	128,559
Loans held for sale	14,829	—	15,103	—	15,103
Loans, net	717,314	—	—	716,492	716,492
SBA servicing asset	605	—	822	—	822
Interest rate lock derivative	123	—	123	—	123
Accrued interest receivable	3,095	—	3,095	—	3,095
FHLB stock	3,962	—	3,962	—	3,962
Deposits	(834,516)	—	(834,050)	—	(834,050)
Borrowings	(73,050)	—	(73,222)	—	(73,222)
Redeemable subordinated debentures	(18,557)	—	(11,922)	—	(11,922)
Accrued interest payable	(866)	—	(866)	—	(866)

Loan commitments and standby letters of credit as of March 31, 2017 and December 31, 2016 were based on fees charged for similar agreements; accordingly, the estimated fair value of loan commitments and standby letters of credit was nominal.

Fair Value Disclosures

U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1.

•	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2.

•	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3.

•	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective value or reflective of future values.  While management believes that the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale.  Securities classified as available for sale are reported at fair value utilizing Level 1 and Level 2 inputs. For Level 2 securities, the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Impaired loans.  Loans included in the following table are those which the Company has measured and recognized impairment based generally on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third party appraisals of the properties or discounted cash flows based on the expected proceeds.  These assets are included as Level 3 fair values based upon the lowest level of input that is significant to the fair value measurements.  The fair value consists of the loan balances less specific valuation allowances.

Other Real Estate Owned.  Foreclosed properties are adjusted to fair value less estimated selling costs at the time of foreclosure in preparation for transfer from portfolio loans to other real estate owned (“OREO”), thereby establishing a new accounting basis.  The Company subsequently adjusts the fair value of the OREO utilizing Level 3 inputs on a non-recurring basis to reflect partial write-downs based on the observable market price, current appraised value of the asset or other estimates of fair value.

The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$—	$3,479	$—	$3,479
Residential collateralized mortgage obligations - GSE	—	22,560	—	22,560
Residential mortgage backed securities-GSE	—	31,476	—	31,476
Obligations of state and political subdivisions	—	21,400	—	21,400
Trust preferred debt securities - single issuer	—	2,272	—	2,272
Corporate debt securities	12,826	8,942	—	21,768
Other debt securities	—	839	—	839
Total	$12,826	$90,968	$—	$103,794

December 31, 2015:
Securities available for sale:
U.S. Treasury Securities and obligations of U.S Government sponsored corporations (“GSE”) and agencies	$—	$5,481	$—	$5,481
Residential collateralized mortgage obligations - GSE	—	8,287	—	8,287
Residential mortgage backed securities – GSE	—	32,635	—	32,635
Obligations of state and political subdivisions	—	21,436	—	21,436
Trust preferred debt securities - single issuer	—	2,136	—	2,136
Corporate debt securities	14,043	6,379	—	20,422
Other debt securities	—	971	54	1,025
Total	$14,043	$77,325	$54	$91,422

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  Financial assets and financial liabilities measured at fair value on a non-recurring basis at December 31, 2016 and 2015 are as follows:

(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2016
Impaired loans	—	—	$4,130	$4,130

December 31, 2015
Impaired loans	—	—	$3,960	$3,960
Other real estate owned	—	—	966	966

Impaired loans, measured at fair value and included in the above table, consisted of 9 loans having an aggregate balance of $4.4 million and specific loan loss allowances of $0.3 million at December 31, 2016 and 9 loans having an aggregate balance of $4.3 million and specific loan loss allowances of $0.3 million at December 31, 2015.

The following table presents additional qualitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2016
Impaired loans	$4,130	Appraisal of collateral (1)	Appraisal adjustments (2)	3%-100% (29.1%)
December 31, 2015
Impaired loans	$3,960	Appraisal of collateral (1)	Appraisal adjustments (2)	11%-44% (29.6%)
Other real estate owned	$966	Appraisal of collateral (1)	Appraisal adjustments (2)	0.11%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs that are not identifiable.

(2)	Includes qualitative adjustments by management and estimated liquidation expenses.

The fair value of other real estate owned was determined using appraisals, which may be adjusted based on management’s review and changes in market conditions.

The following is a summary of the fair value and the carrying value of all of the Company’s financial instruments.  For the Company and the Bank, as for most financial institutions, the bulk of assets and liabilities are considered financial instruments.  Many of the financial instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.  Therefore, significant estimations and present value calculations are used.  Changes in assumptions could significantly affect these estimates.

Estimated fair values have been determined by using the best available data and an estimation methodology suitable for each category of financial instruments as follows:

Cash and Cash Equivalents, Accrued Interest Receivable and Accrued Interest Payable (Carried at Cost). The carrying amounts reported on the balance sheet for cash and cash equivalents, accrued interest receivable and accrued interest payable approximate fair value.

Securities Held to Maturity (Carried at Amortized Cost). The fair values of securities held to maturity are determined in the same manner as for securities available for sale.

Loans Held For Sale (Carried at Lower of Aggregated Cost or Fair Value). The fair values of loans held for sale are determined, when possible, using prices based on the best efforts commitment by the purchaser of the loan or quoted secondary market prices. If no such quoted market prices exist, fair values are determined using quoted prices for similar loans, adjusted for the specific attributes of the loans.

SBA servicing asset. Servicing assets do not trade in an active market with readily observable prices. The Company estimates the fair value of the SBA servicing asset using a discounted cash flow model, which incorporates assumptions based on observable discount rates and prepayment speeds.
Interest rate lock derivatives. Interest rate lock commitments do not trade in active markets with readily observable prices. The fair value of the interest rate lock commitments is estimated based upon the forward sales price that is obtained in the best efforts commitment at the time the borrower locks in the interest rate on the loan and the probability that the locked rate commitment will close.
Federal Home Loan Bank Stock. FHLB stock is carried at cost. The carrying value approximates fair value based upon the redemption price provision of the FHLB stock.
Gross Loans Receivable (Carried at Cost). The fair values of loans, excluding impaired loans subject to specific loss reserves, are estimated using discounted cash flow analyses and market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that re-price frequently and with no significant change in credit risk, fair values are based on carrying values.

Deposit Liabilities (Carried at Cost). The fair values disclosed for demand deposits (e.g., interest and non-interest demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values of certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Borrowings and Subordinated Debentures (Carried at Cost). The carrying amounts of short-term borrowings approximate their fair values. The fair values of long-term FHLB advances and subordinated debentures are estimated using discounted cash flow analysis, based on quoted or estimated interest rates for new borrowings with similar credit risk characteristics, terms and remaining maturity.

The estimated fair values, and the recorded book balances, at December 31, 2016 and 2015 were as follows:

December 31, 2016
(Dollars in thousands)	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Cash and cash equivalents	$14,886	$14,886	—	—	$14,886
Securities available for sale	103,794	12,826	90,968	—	103,794
Securities held to maturity	126,810	—	128,559	—	128,559
Loans held for sale	14,829	—	15,103	—	15,103
Loans, net	717,314	—	—	716,492	716,492
SBA servicing asset	605	—	822	—	822
Interest rate lock derivative	123	—	123	—	123
Accrued interest receivable	3,095	—	3,095	—	3,095
FHLB Stock	3,962	—	3,962	—	3,962
Deposits	(834,516)	—	(834,050)	—	(834,050)
Borrowings	(73,050)	—	(73,222)	—	(73,222)
Redeemable subordinated debentures	(18,557)	—	(11,922)	—	(11,922)
Accrued interest payable	(866)	—	(866)	—	(866)

December 31, 2015
(Dollars in thousands)	Carrying Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Cash and cash equivalents	$11,368	$11,368	—	—	$11,368
Securities available for sale	91,422	14,043	77,325	54	91,422
Securities held to maturity	123,261	—	127,157	—	127,157
Loans held for sale	5,997	—	6,115	—	6,115
Loans, net	674,561	—	—	674,722	674,722
Accrued interest receivable	2,853	—	2,853	—	2,853
FHLB Stock	3,302	—	3,302	—	3,302
Deposits	(786,757)	—	(786,594)	—	(786,594)
Borrowings	(58,896)	—	(59,347)	—	(59,347)
Redeemable subordinated debentures	(18,557)	—	(11,641)	—	(11,641)
Accrued interest payable	(846)	—	(846)	—	(846)

Loan commitments and standby letters of credit as of December 31, 2016 and 2015 were based on fees charged for similar agreements; accordingly, the estimated fair value of loan commitments and standby letters of credit were nominal. The fair value of interest rate lock commitments and SBA servicing rights were insignificant at December 31, 2015.